Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000244001 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	QRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	$47	0.87%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 862,928,659
Holdings Count | Holding	52
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$862,928,659
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244002 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	QRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	$42	0.79%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[2]
Net Assets	$ 862,928,659
Holdings Count | Holding	52
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$862,928,659
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244000 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	QRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	$51	0.95%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[3]
Net Assets	$ 862,928,659
Holdings Count | Holding	52
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$862,928,659
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
InterDigital, Inc.	5.1%
Sprouts Farmers Market, Inc.	5.0%
ServisFirst Bancshares, Inc.	4.2%
TD SYNNEX Corp.	3.9%
Fabrinet	3.6%
Axos Financial, Inc.	3.6%
RLI Corp.	3.3%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
UGI Corp.	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000243218 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Value Fund
Class Name	FPA Queens Road Value Fund
Trading Symbol	QRVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Queens Road Value Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Value Fund (QRVLX)	$34	0.65%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[4]
Net Assets	$ 56,417,956
Holdings Count | Holding	30
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,417,956
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Trane Technologies PLC	7.5%
Oracle Corp.	6.7%
Eaton Corp. PLC	6.7%
Ameriprise Financial, Inc.	6.1%
American Express Co.	5.9%
Fiserv, Inc.	4.7%
General Dynamics Corp.	4.1%
JPMorgan Chase & Co.	4.0%
Berkshire Hathaway, Inc. - Class A	3.8%
Pfizer, Inc.	3.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Trane Technologies PLC	7.5%
Oracle Corp.	6.7%
Eaton Corp. PLC	6.7%
Ameriprise Financial, Inc.	6.1%
American Express Co.	5.9%
Fiserv, Inc.	4.7%
General Dynamics Corp.	4.1%
JPMorgan Chase & Co.	4.0%
Berkshire Hathaway, Inc. - Class A	3.8%
Pfizer, Inc.	3.5%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.